OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]
NOTE 23:-	OPERATING SEGMENTS

Reporting operating segments:

	Israel	Germany	Adjustments	Total
Year ended December 31, 2023

Revenue	$43,316	$5,488	$-	$48,804

Segment loss	(6,627)	(1,615)	-	(8,242)

Unallocated corporate expenses			(4,550)	(4,550)

Total operating loss				(12,792)

Depreciation, amortization and impairment	$2,823	$173	$-	$2,996

	Israel	Germany	Adjustments	Total
Year ended December 31, 2022

Revenue	$50,500	$3,835	$-	$54,335

Segment loss	$(23,606)	$(3,225)	$-	$(26,831)

Unallocated corporate expenses			$(3,960)	$(3,960)

Total operating loss				$(30,791)

Depreciation, amortization and impairment	$6,747	$200	$-	$6,947

	Israel	Germany	Adjustments	Total
Year ended December 31, 2021

Revenue	$25,431	$8,622	$-	$34,053

Segment loss	$(10,653)	$(5,142)	$-	$(15,795)

Unallocated corporate expenses			$(7,240)	$(7,240)

Total operating loss				$(23,035)

Depreciation, amortization and impairment	$1,424	$701	$-	$2,125